Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2015-3

Collection Period	09/01/16-09/30/16
Determination Date	10/10/2016
Distribution Date	10/17/2016

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-09.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$680,414,425.88
2.	Collections allocable to Principal		$21,578,655.84
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,545,779.24
5.	Pool Balance on the close of the last day of the related Collection Period		$657,289,990.80
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		43,974
7.	Initial Pool Balance		$1,000,000,010.35
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$102,486,370.07	$90,358,609.28
	c. Class A-2b Floating Rate Note Balance	$92,928,055.76	$81,931,381.47
	d. Class A-3 Note Balance	$300,000,000.00	$300,000,000.00
	e. Class A-4 Note Balance	$115,500,000.00	$115,500,000.00
	f. Class B Note Balance	$18,500,000.00	$18,500,000.00
	g. Class C Note Balance	$20,000,000.00	$20,000,000.00
	h. Class D Note Balance	$26,000,000.00	$26,000,000.00
	i. Note Balance (sum a - h)	$675,414,425.83	$652,289,990.75
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.5310175	0.4681793
	c. Class A-2b Floating Rate Note Pool Factor	0.5310175	0.4681793
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.6754144	0.6522900
10.	Overcollateralization Target Amount		$5,000,000.05
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,000,000.05
12.	Weighted Average Coupon	%	7.21%
13.	Weighted Average Original Term (months)	months	66.18
14.	Weighted Average Remaining Term (months)	months	49.94
15.	1-Month LIBOR for the accrual period ending 10/17/2016		0.52428%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 10/17/2016		0.97428%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$4,222,120.86
	b. Liquidation Proceeds allocable to Finance Charge		$2,191.10
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$4,224,311.96
18.	Principal:
	a. Collections allocable to Principal		$21,578,655.84
	b. Liquidation Proceeds allocable to Principal		$565,773.40
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$22,144,429.24
19.	Total Finance Charge and Principal Collections (17d + 18d)		$26,368,741.20
20.	Interest Income from Collection Account		$6,230.16
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$26,374,971.36

Available Funds
23.	Available Collections	$26,374,971.36
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$26,374,971.36
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$567,012.02
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$567,012.02
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$93,945.84
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$93,945.84
	i. Class A-2b Monthly Interest	$80,478.17
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$80,478.17
	m. Class A-3 Monthly Interest	$407,500.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$407,500.00
	m. Class A-4 Monthly Interest	$190,575.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$190,575.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$35,150.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$35,150.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$44,666.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$44,666.67
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$70,850.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$70,850.00

36.	Quaternary Principal Distributable Amount	$18,124,435.03
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$19,614,612.73
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,000,000.05
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$4,224,311.96
	b. Total Daily Deposits of Principal Collections	$22,144,429.24
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$6,230.16
	e. Total Deposits to Collection Account (sum a - d)	$26,374,971.36
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$567,012.02
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$24,047,600.76
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,760,358.58
	f. Total Withdrawals from Collection Account (sum a - e)	$26,374,971.36
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$93,945.84
	c. Class A-2b Interest Distribution	$80,478.17
	d. Class A-3 Interest Distribution	$407,500.00
	e. Class A-4 Interest Distribution	$190,575.00
	f. Class B Interest Distribution	$35,150.00
	g. Class C Interest Distribution	$44,666.67
	h. Class D Interest Distribution	$70,850.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$12,127,760.79
	k. Class A-2b Principal Distribution	$10,996,674.29
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$24,047,600.76
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$12,221,706.63
	c. Class A-2b Distribution	$11,077,152.46
	d. Class A-3 Distribution	$407,500.00
	e. Class A-4 Distribution	$190,575.00
	f. Class B Distribution	$35,150.00
	g. Class C Distribution	$44,666.67
	h. Class D Distribution	$70,850.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$24,047,600.76

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$1,760,358.58
	b. Reserve Account surplus (Ln 57)	$680.69
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,761,039.27
48.	Withdrawals
	a. Certificateholder Distribution	$1,761,039.27
	b. Total Withdrawals from Certificate Payment Account	$1,761,039.27
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,500,000.03	$2,500,000.03
	b. Note Balance	$652,289,990.75
50.	Required Reserve Account Amount	$2,500,000.03
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,500,000.03
52.	Investment Earnings	$680.69
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,500,680.72
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$680.69
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,500,000.03
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$567,012.02
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$24,047,600.76
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,760,358.58
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$680.69
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$12,221,706.63
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$11,077,152.46
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$407,500.00
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$190,575.00
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$35,150.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$44,666.67
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$70,850.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,761,039.27

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	795	$13,093,947.47
	b. 61 to 90 days past due	347	$6,080,674.17
	c. 91 to 120 days past due	117	$1,706,109.33
	d. 121 or more days past due	1	$7,029.81
	e. Total Past Due (sum a - d)	1,260	$20,887,760.78
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)%		3.1779%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	92	$1,545,779.24
77.	Liquidation Proceeds (recoveries)	164	$567,964.50
78.	Net Losses (Ln 76 - Ln 77)		$977,814.74
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)%		0.1437%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	815	$14,276,442.09
81.	Liquidation Proceeds (recoveries)	674	$5,965,516.09
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$8,310,926.00
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)%		0.8311%
84.	Average Net Loss on Defaulted Receivables		$10,197.46

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,963,608,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 10, 2016.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer